CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2025	Sep. 30, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 1,763,888	$ 410,716
Restricted cash		4,564
Accounts receivable, net	5,580,570	5,298,006
Inventories, net	305,741	70,681
Advance to vendors	926,408	1,124,030
Prepayments and other current assets	281,230	40,990
Deferred issuance costs		138,463
TOTAL CURRENT ASSETS	8,857,837	7,087,450
Property and equipment, net	10,887	39,707
Long-term prepaid expenses, net	2,023,726
Intangible assets, net	1,110,411
Operating lease right of use assets	674,885	13,122
Finance lease asset	1,024,000
Deferred tax assets, net	108,394	88,445
TOTAL NONCURRENT ASSETS	4,952,303	141,274
TOTAL ASSETS	13,810,140	7,228,724
CURRENT LIABILITIES:
Convertible debt	1,591,910
Derivative liability	230,379
Accounts payable	1,901,377	2,860,703
Advance from customers	1,919,206	425,116
Accrued expenses and other liabilities	641,127	297,360
Taxes payable	319,475	341,217
Operating lease liabilities, current portion	144,408	13,122
TOTAL CURRENT LIABILITIES	6,853,282	4,166,469
Long-term bank loan	421,408
Operating lease liabilities, non-current portion	556,584
TOTAL NON-CURRENT LIABILITIES	977,992
TOTAL LIABILITIES	7,831,274	4,166,469
COMMITMENTS AND CONTINGENCIES
EQUITY:
Ordinary shares
Additional paid in capital	21,960,872	4,821,992
Deferred stock compensation	(3,486,439)
Statutory reserves	35,448	35,448
Accumulated deficit	(12,528,647)	(1,704,065)
Accumulated other comprehensive loss	(204,656)	(186,134)
TOTAL EQUITY ATTRIBUTEABLE TO NETCLASS' SHAREHOLDERS	5,781,700	2,971,181
Non-controlling interest	197,166	91,074
TOTAL EQUITY	5,978,866	3,062,255
TOTAL LIABILITIES AND EQUITY	13,810,140	7,228,724
Related party
CURRENT LIABILITIES:
Due to related parties	105,400	228,951
Common Class A
EQUITY:
Ordinary shares	4,622	3,440
Common Class B
EQUITY:
Ordinary shares	$ 500	$ 500